FINANCE COST - Schedule of Finance Cost (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule Of Finance Cost Abstract
Fees from trade receivable factoring	$ 578,286	$ 312,768	$ 218,749
Interest expenses from lease liabilities	137,282	67,702	10,088
Interest expenses from guaranteed bank loans	313,219	50,965	89,903
Interest expenses of convertible loan	0	0	9,870
Total finance cost	$ 1,028,787	$ 431,435	$ 328,610